Stock-Based Compensation (Detail Textuals) - USD ($)		1 Months Ended				3 Months Ended			6 Months Ended		12 Months Ended
		May 25, 2018	Feb. 28, 2018	Jan. 18, 2018	Oct. 31, 2014	Jun. 30, 2019	Jun. 30, 2018	Mar. 31, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation						$ 173,084	$ 100,603		$ 344,577	$ 330,212	$ 674,961	$ 608,676
Total amount of unrecognized compensation cost						$ 404,304			$ 404,304		$ 748,616
Recognized weighted average period									11 months 1 day		1 year 5 months 5 days
Restricted Stock Agreements | K2C, Inc.
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of restricted common stock vested		350,000	325,000
Stock compensation expenses								$ 98,042			$ 98,042
Separation and release agreement | K2C, Inc. | Immediate vesting
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of restricted common stock vested			900,000
Stock compensation expenses								$ 216,000
Restricted Stock Awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage				50.00%
Number of restricted common stock granted									0		2,500,000
Number of restricted common stock vested									450,000		1,600,000
Restricted Stock Awards | K2C, Inc.
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of restricted common stock granted			900,000
Stock compensation expenses											$ 216,000
Omnibus Incentive Plan 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares reserved for future grants						9,161,023			9,161,023
Granted											2,393,501
Omnibus Incentive Plan 2014 | Stock options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares reserved for future grants					3,200,000
Percentage of share reserve of the number of issued and outstanding shares					10.00%
Granted											1,750,000
Exercise Price											$ 0.30
Weighted-average fair value of stock options granted											$ 0.30
Aggregate intrinsic value of the awards exercisable	[1]										$ 36,458
Remaining contractual life											8 years 8 months 16 days	6 years 10 months 21 days
Omnibus Incentive Plan 2014 | Restricted Stock Awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of restricted common stock granted											643,501
Number of restricted common stock vested											1,050,000
Douglas Cesario, CFO | Restricted Stock Agreements
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted		1,195,073
Exercise Price		$ 0.245
Fair market value of stock options		$ 200,772
Vesting percentage		25.00%
Description of stock option agreement		The options vested 25% on July 23, 2018, and the remaining 75% will vest 1/33 on each of the next 33 months thereafter.
Aggregate intrinsic value of options exercisable, and vested and expected to vest											$ 185,236
Options exercised											434,572
Aggregate intrinsic value of the awards exercisable											$ 67,359
Options vested											1,195,073
Remaining contractual life											9 years 6 months 26 days
Elizabeth Berecz, CFO | Restricted Stock Agreements
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares reserved for future grants		350,000
Stock compensation expenses							97,183			97,183	$ 97,183
Elizabeth Berecz, CFO | Restricted Stock Awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of restricted common stock granted		700,000		700,000
Stock compensation expenses							$ 184,800			$ 184,800	$ 184,800
Chief Executive Officer [Member] | Restricted Stock Awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of restricted common stock granted				900,000
Board of Directors Chairman [Member] | Restricted Stock Awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of restricted common stock granted				900,000

[1]	The aggregate intrinsic value is the sum of the amounts by which the quoted market price of the Company's stock exceeded the exercise price of the stock options at December 31, 2018 for those stock options for which the quoted market price was in excess of the exercise price ("in-the-money options").